Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
Schedule of Loss Per Share
	Consolidated
	30 June 2024	30 June 2023
	$	$

Loss after income tax attributable to the owners of Gelteq Limited	(3,546,195)	(3,506,220)
	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	8,118,075	7,940,026
Weighted average number of ordinary shares used in calculating diluted earnings per share*	8,118,075	7,940,026
	$	$

Basic loss per share	(0.44)	(0.44)
Diluted loss per share	(0.44)	(0.44)
*	There are no items to be disclosed under diluted EPS. Refer to comments below for transactions that may effect the diluted earnings per share in future periods.